Capital Structure, Common Stock Buybacks (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Common stock buybacks [Abstract]
Repurchase of common stock (in shares)	62,463
Average price of repurchased shares (in dollars per share)	$ 1.7
Payments for repurchase of common stock	$ 107	$ 469